CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Statements of cash flows (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Statements of cash flows
Net cash (used in)/ generated from operating activities	¥ (411,271)		¥ (1,122,308)	$ (171,299)	¥ (1,194,101)	¥ (2,281,333)
Net cash (used in)/ generated from investing activities	159,898		443,016	67,618	(484,254)	(1,078,617)
Net cash generated from/ (used in) financing activities	(165,519)		130,317	19,891	73,630	4,274,052
Effect of exchange rate changes on cash and cash equivalents	4,065		(14,741)	(2,250)	960	(9,278)
Net increase/(decrease) in cash, cash equivalents and restricted cash	(412,827)	$ (86,040)	(563,716)		(1,603,765)	904,824
Cash and cash equivalents at beginning of the period	1,185,188		797,435	121,712	1,812,702	1,730,001
Cash, cash equivalents and restricted cash at end of the period	797,435	$ 121,712	233,719	$ 35,672	1,185,188	1,812,702
Reportable Legal Entities | Parent Company
Statements of cash flows
Net cash (used in)/ generated from operating activities	(218)		(35,016)		18,977	(55,088)
Net cash (used in)/ generated from investing activities					755,553	(3,999,403)
Net cash generated from/ (used in) financing activities	(2,058)		34,308		(781,527)	3,982,230
Effect of exchange rate changes on cash and cash equivalents	16		(27)		50	4,730
Net increase/(decrease) in cash, cash equivalents and restricted cash	(2,260)		(735)		(6,947)	(67,531)
Cash and cash equivalents at beginning of the period	3,341		1,081		10,288	77,819
Cash, cash equivalents and restricted cash at end of the period	¥ 1,081		¥ 346		¥ 3,341	¥ 10,288